Schedule of Vessels (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Net book value beginning balance	$ 114,185
Depreciation	(2,634)	$ (3,024)
Net book value, ending balance	95,467
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Vessel cost, beginning balance	148,736
Vessel additions	(25,000)
Vessel additions	22
Depreciation
Vessel cost, ending balance	123,758
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation, beginning balance	(34,551)
Vessel additions	8,894
Vessel additions
Depreciation	(2,634)
Accumulated depreciation, ending balance	(28,291)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Net book value beginning balance	114,185
Vessel additions	(16,106)
Vessel additions	22
Depreciation	(2,634)
Net book value, ending balance	$ 95,467